Touchstone Institutional Money Market Fund (Prospectus Summary) | Touchstone Institutional Money Market Fund
TOUCHSTONE INSTITUTIONAL MONEY MARKET FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Institutional Money Market Fund (the “Fund”) seeks high current income, consistent with liquidity and stability of principal.  The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Institutional Money Market Fund Institutional
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.20%
Total Annual Fund Operating Expenses		0.40%
Fee Waiver and/or Expense Reimbursement	[1]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.20%. This expense limitation will remain in effect until at least January 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Touchstone Institutional Money Market Fund Institutional
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	108
Expense Example, With Redemption, 5 Years	204
Expense Example, With Redemption, 10 Years	486

The Fund’s Principal Investment Strategies

The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”) to be of comparable quality. The Fund’s investments may include:

•         Bank obligations, including certificates of deposit, bankers’ acceptances and time deposits

•         U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

•         Short-term corporate debt securities

•         Short-term municipal securities

•         Variable and floating rate securities

•         Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, and it purchases only U.S. dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in “Daily Liquid Assets” and at least 30% of its total assets in “Weekly Liquid Assets.”  “Daily Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  “Weekly Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help it maintain a constant share price of $1.00 per share.

The Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the U.S. Treasury or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Market Risk:  Adverse developments affecting banks could have a negative effect on the value of the Fund’s portfolio securities.  This could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.  During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.  A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.

Credit Risk: The securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions.  This could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund’s yield will increase when interest rates increase and will decrease when interest rates decrease.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of each Fund.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

U.S. Government Agencies Securities Risk:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.  Such securities are neither issued nor guaranteed by the U.S. Treasury.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 year, 5 years, and 10 years.  The Fund’s past performance does not necessarily indicate how it will perform in the future.  Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Institutional Money Market Fund Total Returns as of December 31

Best Quarter: 3rd Quarter 2007 +1.33% Worst Quarter: 3rd Quarter 2011 +0.03% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 0.15%.
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Institutional Money Market Fund Institutional	Institutional Money Market Fund	0.15%	1.01%	2.01%